ADVISORS DISCIPLINED TRUST 668

                          SUPPLEMENT TO THE PROSPECTUS

     Notwithstanding anything to the contrary in the prospectus, the securities of Fifth Third Capital Trust VII have been called and are no longer included in the portfolio as of June 15, 2011.

     Supplement Dated:  June 15, 2011




















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